Employee Benefit Plans	12 Months Ended
Jan. 03, 2015
Employee Benefit Plans
Employee Benefit Plans

15. Employee Benefit Plans

        Deferred Compensation and Savings Plans.    The Company has a defined contribution savings plan (the "401(k) Plan") for substantially all U.S.-based full-time employees of the Company. The Company's common stock is one of several investment alternatives available under the 401(k) Plan. Effective January 1, 2012, the Company added a Roth 401(k) option to the 401(k) Plan. The Company has a discretionary match for the 401(k) Plan. After ninety 90 days of service (minimum of 250 hours worked), the Company matches 50% of employee contributions up to 6% of their compensation. Matching contributions made by the Company to the 401(k) Plan totaled approximately $3.0 million, $2.7 million and $2.7 million for fiscal years 2014, 2013 and 2012, respectively. The Company also has the right to make additional matching contributions not to exceed 15% of employee compensation. The Company did not make any additional matching contributions during fiscal years 2014, 2013 and 2012.

        In December 1998, the Company adopted the Fossil Group, Inc. and Affiliates Deferred Compensation Plan (the "Deferred Plan"). Eligible participants may elect to defer up to 50% of their salary or up to 100% of any bonuses paid pursuant to the terms and conditions of the Deferred Plan. In addition, the Company may make employer contributions to participants under the Deferred Plan from time to time. The Company made no contributions to the Deferred Plan during fiscal years 2014, 2013 and 2012. In prior periods, the Company made payments pursuant to the Deferred Plan into a Rabbi Trust. The funds held in the Rabbi Trust are directed to certain investments available through life insurance products. As of January 3, 2015, the Company had an asset of $2.5 million related to the Company's invested balances recorded in intangible and other assets—net and a liability of $3.3 million related to the participants' invested balances recorded in accrued expenses—other, each on the Company's consolidated balance sheets.

        Stock-Based Compensation Plans.    The Company's grants under its current stock-based compensation plans generally include: (i) stock options and restricted stock units for its international employees, (ii) restricted stock units for its nonemployee directors and (iii) stock appreciation rights, restricted stock and restricted stock units for its U.S.-based employees. As of January 3, 2015, the Company had approximately $22.7 million of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock based compensation plans. This cost is expected to be recognized over a weighted-average period of approximately 1.5 years.

        Long-Term Incentive Plans.    An aggregate of 4,685,030 shares of the Company's common stock were reserved for issuance pursuant to the Company's 2008 Long-Term Incentive Plan ("2008 LTIP"), adopted in March 2008. Under the 2008 LTIP, designated employees of the Company, including officers, certain contractors, and outside directors of the Company, are eligible to receive (i) stock options, (ii) stock appreciation rights, (iii) restricted or non-restricted stock awards, (iv) restricted stock units, (v) cash awards, or (vi) any combination of the foregoing. The 2008 LTIP is administered by the Compensation Committee of the Company's Board of Directors (the "Compensation Committee"). Each award issued under the 2008 LTIP terminates at the time designated by the Compensation Committee, not to exceed ten years. The current outstanding stock options, stock appreciation rights, restricted stock and restricted stock units issued under the 2008 LTIP predominantly have original vesting periods of three years. All stock appreciation rights and restricted stock units are settled in shares of the Company's common stock. The exercise prices of stock options granted under the 2008 LTIP were not less than the fair market value of the Company's common stock at the date of grant. Effective January 1, 2012, the Company's Board of Directors approved changes to the equity compensation package for nonemployee directors. Each nonemployee director receives restricted stock units valued at $120,000 on the date of the Company's annual stockholders' meeting. These grants vest on the earlier of one year from the date of grant or the Company's next annual stockholders' meeting date.

        Prior to the Company establishing the 2008 LTIP, stock-based compensation awards were made to employees and nonemployee directors pursuant to the Company's initial Long-Term Incentive Plan ("LTIP") and Nonemployee Director Stock Option Plan ("Nonemployee Plan"), respectively. Each award issued under the LTIP terminates at the time designated by the Compensation Committee, not to exceed ten years. The currently outstanding stock options, stock appreciation rights, restricted stock and restricted stock units issued under the LTIP and Nonemployee Plan have original vesting periods that predominately range from three to five years. All stock appreciation rights and restricted stock units are settled in shares of the Company's common stock. The exercise prices of stock options granted under the Nonemployee Plan were not less than the fair market value of the Company's common stock at the date of grant. Pursuant to the Nonemployee Plan, 50% of the stock options granted became exercisable on the first anniversary of the date of grant and in two additional installments of 25% each on the second and third anniversaries. On March 26, 2008, the Company's Board of Directors elected to terminate these prior plans. The termination of the LTIP and the Nonemployee Plan did not impair outstanding awards representing 60,085 shares and 15,750 shares, respectively, of the Company's common stock at January 3, 2015 which continued in accordance with their original terms.

        Stock Options and Stock Appreciation Rights.    The fair value of stock options and stock appreciation rights granted under the Company's stock-based compensation plans was estimated on the date of grant using the Black-Scholes option pricing model. The table below outlines the weighted average assumptions for these award grants:

Fiscal Year	2014	2013	2012
Risk-free interest rate	0.9%	0.8%	1.1%
Expected term (in years)	3.4	4.7	5.1
Expected volatility	47.1%	55.1%	51.1%
Expected dividend yield	0.0%	0.0%	0.0%
Estimated fair value per stock option/stock appreciation right granted	$38.88	$48.19	$56.08

        The expected term of the stock options represent the estimated period of time until exercise and is based on historical experience of similar awards. Expected stock price volatility is based on the historical volatility of the Company's common stock. The risk-free interest rate is based on the implied yield available on U.S. Treasury securities with an equivalent remaining term.

        The Company generally receives a tax deduction when stock options are exercised or when restricted stock vests. Generally for stock options, the tax deduction is related to the excess of the stock price at the time the stock options are exercised over the exercise price of the stock options. For restricted stock, the tax deduction is equal to the fair market value of the Company's common stock on the date the restricted stock vests multiplied by the number of shares of restricted stock. Excess tax benefits from stock-based compensation on the Company's consolidated statements of cash flows for fiscal years 2014, 2013 and 2012 amounted to approximately $1.4 million, $8.4 million and $11.7 million, respectively.

        The following table summarizes stock option and stock appreciation rights activity:

Stock Options and Stock Appreciation Rights	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	in thousands			in thousands
Outstanding at December 31, 2011	1,220	$41.20	5.8	$49,125
Granted	279	124.61
Exercised	(386)	30.28		32,201
Forfeited or expired	(74)	98.53

Outstanding at December 29, 2012	1,039	63.56	6.4	36,708
Granted	41	104.62
Exercised	(332)	35.64		24,820
Forfeited or expired	(70)	97.62

Outstanding at December 28, 2013	678	76.15	6.2	31,794
Granted	94	111.90
Exercised	(91)	39.20		6,391
Forfeited or expired	(18)	120.77

Outstanding at January 3, 2015	663	85.08	5.6	20,751

Exercisable at January 3, 2015	479	$73.45	5.1	$20,296

        The aggregate intrinsic value in the table above is before income taxes and is based on the exercise price for outstanding and exercisable options/rights at January 3, 2015 and based on the fair market value of the Company's common stock on the exercise date for options/rights that were exercised during the fiscal year.

        Stock Options and Stock Appreciation Rights Outstanding and Exercisable.    The following table summarizes information with respect to stock options and stock appreciation rights outstanding and exercisable at January 3, 2015:

Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Number of Shares	Weighted- Average Exercise Price
	in thousands			in thousands
$13.65 - $21.51	56	$15.09	3.6	56	$15.09
$25.77 - $42.76	103	34.94	3.7	103	34.94
$43.92 - $67.10	5	43.92	3.0	5	43.92
$69.53 - $106.40	97	80.86	6.3	95	80.80
$106.89 - $131.46	167	128.10	7.1	114	128.10

Total	428	$79.24	5.6	373	$72.29

Stock Appreciation Rights Outstanding				Stock Appreciation Rights Exercisable
Range of Exercise Prices	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Number of Shares	Weighted- Average Exercise Price
	in thousands			in thousands
$13.65 - $21.51	18	$13.65	2.1	18	$13.65
$25.77 - $42.76	17	35.69	2.5	17	35.68
$43.92 - $67.10	3	67.10	5.5	2	67.10
$69.53 - $106.40	70	93.62	5.6	39	87.56
$106.89 - $131.46	127	117.46	6.5	30	127.16

Total	235	$95.68	5.6	106	$77.52

        Restricted Stock and Restricted Stock Units.    The following table summarizes restricted stock and restricted stock unit activity:

Restricted Stock and Restricted Stock Units	Number of Shares	Weighted-Average Grant Date Fair Value
	in thousands
Nonvested at December 31, 2011	352	$45.70
Granted	102	110.72
Vested	(161)	45.14
Forfeited	(16)	67.62

Nonvested at December 29, 2012	277	68.69
Granted	140	106.76
Vested	(171)	57.83
Forfeited	(27)	86.51

Nonvested at December 28, 2013	219	99.27
Granted	164	110.95
Vested	(115)	90.66
Forfeited	(13)	108.76

Nonvested at January 3, 2015	255	$110.17

        The total fair value of shares/units vested during fiscal years 2014, 2013 and 2012 was $12.6 million, $18.1 million and $19.1 million, respectively.

        The Company maintains a defined benefit plan for its employees located in Switzerland. The plan is funded through payments to an insurance company. The payments are determined by periodic actuarial calculations. During fiscal years 2014, 2013 and 2012, the Company recorded pension gains of $0.2 million and pension expenses of $6.2 million and $2.8 million, respectively, related to this plan. The liability for the Company's defined benefit plan was $12.4 million and $8.6 million at the end of fiscal years 2014 and 2013, respectively. This liability is recorded in other long-term liabilities on the Company's consolidated balance sheets.

        Under French law, the Company is required to maintain a defined benefit plan for its employees located in France, which is referred to as a "retirement indemnity". The amount of the retirement indemnity is based on the employee's last salary and duration of employment with the Company. The employee's right to receive the retirement indemnity is subject to the employee remaining with the Company until retirement. In each of fiscal years 2014, 2013 and 2012, the Company recorded pension expenses of $0.3 million per year for its retirement indemnity obligations. The liability for the Company's retirement indemnity was $1.6 million and $1.5 million at the end of fiscal years 2014 and 2013, respectively. This liability is recorded in other long-term liabilities on the Company's consolidated balance sheets.